Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Balance Sheet [Abstract]
Ordinary shares subject to possible conversion	3,184,175
Preferred stock, no par value
Preferred stock share authorized	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value
Common stock shares authorized	Unlimited	Unlimited
Common stock, shares, issued	2,415,825	1,533,333
Common stock, shares, outstanding	2,415,825	1,533,333